Reverse Recapitalization -Schedule of Common Stock Outstanding Immediately Following Consummation of Merger (Details) - shares		Jun. 08, 2022	Jun. 30, 2022	Dec. 31, 2021
Reverse Recapitalization [Line Items]
Issued to PIPE Investors		5,060,000
Issued to Legacy Senti stockholders	[1]	23,163,614
Early exercised shares subject to repurchase		(288,807)
Total shares of common stock immediately after Merger		43,368,270	43,368,270	2,972,409
Common stock issued upon conversion of redeemable convertible stock (in shares)		19,517,988
Common Shareholders [Member]
Reverse Recapitalization [Line Items]
Owned by Dynamics' stockholders		14,915,963
Common Class A [Member]
Reverse Recapitalization [Line Items]
Issued to Bayer in connection with convertible note cancellation and exchange		517,500

[1]	Includes 19,517,988 shares of common stock issued upon conversion of Legacy Senti’s redeemable convertible preferred stock.